Health Sciences Trust Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000 Health Care Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.56%	6.31%	9.54%
Lipper Health/Biotechnology Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.02%	3.26%	8.18%
Series I
Prospectus [Line Items]
Average Annual Return, Percent		19.49%	4.15%	8.70%
Series II
Prospectus [Line Items]
Average Annual Return, Percent		19.22%	3.94%	8.48%
NAV
Prospectus [Line Items]
Average Annual Return, Percent		19.53%	4.19%	8.75%

[1]	Prior to September 24, 2026, the fund’s additional benchmark was the Lipper Health/Biotechnology Index. Effective September 24, 2026, the fund’s additional benchmark is the Russell 3000 Health Care Index. The Russell 3000 Health Care Index better reflects the universe of investment opportunities based on the fund’s investment strategy.